Segment Information	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Information
SEGMENT INFORMATION
The Company has five geographic-based or function-based operational segments: U.S. and Latin America; Canada; Europe, Middle East and Africa; Asia Pacific; and Corporate and Other. The U.S. and Latin America segment is further segmented into traditional and non-traditional businesses, with the prior years reclassified to conform to the current year presentation. The U.S. and Latin America operations provide individual life, long-term care, group life and health reinsurance, annuity and financial reinsurance products. The Canada operations provide insurers with reinsurance of individual life products as well as creditor reinsurance, group life and health reinsurance, non-guaranteed critical illness products and longevity reinsurance. Europe, Middle East and Africa operations include traditional life reinsurance and critical illness business from Europe, Middle East and Africa, in addition to other markets the Company is developing. Asia Pacific operations provide primarily traditional and group life reinsurance, critical illness and, to a lesser extent, financial reinsurance. Corporate and Other includes results from, among others, RGA Technology Partners, Inc., a wholly-owned subsidiary that develops and markets technology solutions for the insurance industry and the investment income and expense associated with the Company’s collateral finance facility. The Company measures segment performance based on income before income taxes.
The accounting policies of the segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.” The Company measures segment performance primarily based on profit or loss from operations before income taxes. There are no intersegment reinsurance transactions and the Company does not have any material long-lived assets. Investment income is allocated to the segments based upon average assets and related capital levels deemed appropriate to support the segment business volumes.
The Company allocates capital to its segments based on an internally developed economic capital model, the purpose of which is to measure the risk in the business and to provide a basis upon which capital is deployed. The economic capital model considers the unique and specific nature of the risks inherent in the Company’s businesses. As a result of the economic capital allocation process, a portion of investment income and investment related gains and losses are attributed to the segments based on the level of allocated capital. In addition, the segments are charged for excess capital utilized above the allocated economic capital basis. This charge is included in policy acquisition costs and other insurance expenses.
The Company’s reportable segments are strategic business units that are primarily segregated by geographic region. Information related to revenues, income (loss) before income taxes, interest expense, depreciation and amortization, and assets of the Company’s operations are summarized below (dollars in thousands).

For the years ended December 31,	2013	2012	2011
Revenues:
U.S. and Latin America:
Traditional	$5,115,941	$4,881,994	$4,553,434
Non-Traditional	962,818	876,119	392,304
Canada	1,185,017	1,140,264	1,056,031
Europe, Middle East and Africa	1,305,012	1,275,074	1,161,514
Asia Pacific	1,610,626	1,557,283	1,488,076
Corporate and Other	138,939	110,177	178,179
Total	$10,318,353	$9,840,911	$8,829,538

For the years ended December 31,	2013	2012	2011
Income (loss) before income taxes:
U.S. and Latin America:
Traditional	$377,586	$374,353	$367,246
Non-Traditional	245,649	268,315	61,673
Canada	164,318	186,971	164,953
Europe, Middle East and Africa	74,553	61,095	69,315
Asia Pacific	(226,665)	51,972	52,739
Corporate and Other	(187)	(23,483)	47,645
Total	$635,254	$919,223	$763,571

The loss before income taxes for the year ended December 31, 2013 in the Asia Pacific segment reflects an increase in Australian group claims liabilities related to total and permanent disability coverage and disability income benefits as well as poor claims experience in the Australian operation's individual lump sum and individual disability businesses.

For the years ended December 31,	2013	2012	2011
Interest expense:
Corporate and Other	$124,307	$105,348	$102,638
Total	$124,307	$105,348	$102,638

For the years ended December 31,	2013	2012	2011
Depreciation and amortization:
U.S. and Latin America:
Traditional	$564,359	$555,875	$513,836
Non-Traditional	213,745	225,910	(46,407)
Canada	193,878	182,914	168,874
Europe, Middle East and Africa	55,003	69,002	57,956
Asia Pacific	57,104	154,776	192,552
Corporate and Other	3,490	4,040	9,002
Total	$1,087,579	$1,192,517	$895,813

The table above includes amortization of deferred acquisition costs, including the effect from investment related gains and losses.

For the years ended December 31,	2013	2012
Assets:
U.S. and Latin America:
Traditional	$13,285,423	$12,615,404
Non-Traditional	11,716,908	12,368,896
Canada	4,103,730	3,764,002
Europe, Middle East and Africa	2,230,568	2,072,804
Asia Pacific	3,597,456	3,311,190
Corporate and Other	4,740,388	6,228,142
Total	$39,674,473	$40,360,438

Companies in which RGA has significant influence over the operating and financing decisions but are not required to be consolidated, are reported on the equity basis of accounting. The equity in the net income of such subsidiaries is not material to the results of operations or financial position of individual segments or the Company taken as a whole. Capital expenditures of each reporting segment were immaterial in the periods noted.
No individual client generated 10% or more of the Company’s total gross premiums on a consolidated basis in 2013, 2012 and 2011. For the purpose of this disclosure, companies that are within the same insurance holding company structure are combined.